Share-Based Payment Transaction - Summary of Share-Based Payment Transactions (Detail) - Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member]	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share		$ 60.42
Exercise price of share options granted		$ 77.00
Expected volatility (note i)		97.00%	73.00%
Expected life | yr		5.500	6.250
Risk-free rate		4.18%	3.67%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 4.77		$ 14.00
Exercise price of share options granted	$ 6.09		94.00
Expected volatility (note i)	94.80%
Expected life | yr	5.50
Risk-free rate	3.99%
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date option fair value per share	$ 5.44		712.70
Exercise price of share options granted	$ 6.2044		$ 1,001
Expected volatility (note i)	126.90%
Expected life | yr	6.02
Risk-free rate	4.00%